Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment	$ 6,900	$ 6,250	$ 4,979
Proceeds from sale of assets	265	145	89
Net repayment of interest bearing liabilities	2,047	2,604	4,188
Dividends paid to non-controlling interests	$ 1,043	1,198	1,582
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment		443	900
Proceeds from sale of assets		0	39
Net repayment of interest bearing liabilities		6	4
Distribution (contribution) to non-controlling interests		0	14
Dividends paid to non-controlling interests		$ 7	$ 22